10-Q Significant accounting policies - Narrative (Details) - USD ($) $ in Thousands	Feb. 18, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes payable
Restricted cash		$ 12,370	$ 12,360	$ 14,314	$ 14,200	$ 8,599
Prepaid expense		27,600	31,500		25,100
Other current assets		5,500	5,900		3,000
Accrued loyalty payable		5,176	4,986		5,821
Senior Secured Notes – 2029
Notes payable
Gross proceeds	$ 500,000
Senior Secured Notes – 2029 | Related Party
Notes payable
Gross proceeds	$ 1,000
ABL Facility – EWB Note
Notes payable
Restricted cash		$ 12,400	$ 12,000		$ 12,000